Cover	Jul. 10, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	LHC Group, Inc. (the "Company") is filing this Current Report on Form 8-K/A (Amendment No. 1) in order to amend its previously filed Current Report on Form 8-K, as filed with the Securities and Exchange Commission on June 11, 2020.
Document Period End Date	Jul. 10, 2020
Entity File Number	001-33989
Entity Registrant Name	LHC GROUP, INC.
Entity Central Index Key	0001303313
Entity Tax Identification Number	71-0918189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Hugh Wallis Road South
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70508
City Area Code	(337)
Local Phone Number	233-1307
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LHCG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false